Equity Incentive Plans - Summary of non-vested restricted shares (Table) (Details) - $ / shares	6 Months Ended
	Jun. 30, 2017	Jun. 30, 2016
Number of shares
Unvested at beginning of period	385,000	135,230
Granted	944,000	690,000
Cancelled		(1,685)
Vested	(305,000)	(133,545)
Unvested at end of period	1,024,000	690,000
Weighted Average Grant Date Fair Value
Unvested at beginning of period	$ 4.82	$ 17.75
Granted	9.59	3.75
Cancelled		17.75
Vested	4.94	17.75
Unvested at end of period	$ 9.18	$ 3.75